Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2015	2014	2013
Shares held by ESOP	8,407,858	8,944,697	9,686,238
Company matching contributions	$63,914	$63,441	$61,067

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2015	2014	2013
Benefit cost
Service cost	$97,960	$99,929	$107,519
Interest cost	176,556	190,999	174,152
Special termination cost	21,174	—	—
Expected return on plan assets	(218,938)	(226,884)	(211,694)
Amortization of prior service cost	9,437	14,644	14,472
Amortization of unrecognized actuarial loss	152,664	159,584	200,849
Amortization of initial net obligation	17	19	22
Net periodic benefit cost	$238,870	$238,291	$285,320

	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$4,749,447	$4,382,563
Service cost	97,960	99,929
Interest cost	176,556	190,999
Special termination cost	21,174	—
Actuarial loss	237,896	277,098
Benefits paid	(261,473)	(286,066)
Plan amendments	3,033	(3,503)
Foreign currency translation and other	(156,890)	88,427
Benefit obligation at end of year	$4,867,703	$4,749,447

Change in plan assets
Fair value of plan assets at beginning of year	$3,499,274	$3,096,616
Actual gain on plan assets	51,514	469,984
Employer contributions	62,852	146,237
Benefits paid	(261,473)	(286,066)
Foreign currency translation and other	(113,860)	72,503
Fair value of plan assets at end of year	$3,238,307	$3,499,274
Funded status	$(1,629,396)	$(1,250,173)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(31,206)	$(11,333)
Pensions and other postretirement benefits	(1,598,190)	(1,238,840)
Net amount recognized	$(1,629,396)	$(1,250,173)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,639,010	$1,434,645
Prior service cost	32,126	37,137
Transition obligation	103	143
Net amount recognized	$1,671,239	$1,471,925

Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2015	2014	2013
U.S. defined benefit plans
Discount rate	4.05%	4.52%	3.91%
Average increase in compensation	5.12%	5.13%	5.21%
Expected return on plan assets	7.5%	8.0%	8.0%
Non-U.S. defined benefit plans
Discount rate	0.9 to 4.2%	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 5.0%	2.0 to 6.0%	2.0 to 6.0%
Expected return on plan assets	1.0 to 6.25%	1.0 to 6.25%	1.0 to 6.4%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2015	2014
U.S. defined benefit plans
Discount rate	4.19%	4.05%
Average increase in compensation	5.14%	5.12%
Non-U.S. defined benefit plans
Discount rate	0.7 to 6.0%	0.9 to 4.2%
Average increase in compensation	2.0 to 5.5%	2.0 to 5.0%

Schedule of Allocation of Plan Assets and Fair Values
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2015	2014
Equity securities	41%	42%
Debt securities	47%	48%
Other investments	12%	10%
	100%	100%

	June 30, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$75,015	$75,015	$—	$—
Equity securities
U.S. based companies	299,321	299,321	—	—
Non-U.S. based companies	203,199	203,199	—	—
Fixed income securities
Corporate bonds	165,226	77,224	88,002	—
Government issued securities	143,697	90,785	52,912	—
Mutual funds
Equity funds	149,383	149,383	—	—
Fixed income funds	135,949	135,949	—	—
Mutual funds measured at net asset value	5,564
Common/Collective trusts
Equity funds	77,429	77,429	—	—
Fixed income funds	46,184	46,184	—	—
Common/Collective trusts measured at net asset value	1,635,135
Limited Partnerships measured at net asset value	290,904
Miscellaneous	11,301	—	11,301	—
Total at June 30, 2015	$3,238,307	$1,154,489	$152,215	$—

	June 30, 2014	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$46,297	$45,976	$321	$—
Equity securities
U.S. based companies	346,145	346,145	—	—
Non-U.S. based companies	220,911	220,911	—	—
Fixed income securities
Corporate bonds	234,719	101,227	133,492	—
Government issued securities	161,131	101,083	60,048	—
Mutual funds
Equity funds	191,301	191,301	—	—
Fixed income funds	189,375	189,375	—	—
Mutual funds measured at net asset value	35,279
Common/Collective trusts
Equity funds	85,461	85,461	—	—
Fixed income funds	48,649	48,649	—	—
Common/Collective trusts measured at net asset value	1,630,292
Limited Partnerships	777	777	—	—
Limited Partnerships measured at net asset value	288,236
Miscellaneous	20,701	—	20,701	—
Total at June 30, 2014	$3,499,274	$1,330,905	$214,562	$—

Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
The Company recognized $4,340, $4,478 and $4,930 in expense related to other postretirement benefits in 2015, 2014 and 2013, respectively.

	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$76,207	$75,544
Service cost	632	623
Interest cost	2,723	2,971
Actuarial loss	655	1,963
Benefits paid	(4,264)	(4,894)
Benefit obligation at end of year	$75,953	$76,207
Funded status	$(75,953)	$(76,207)

	2015	2014
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,629)	$(5,874)
Pensions and other postretirement benefits	(70,324)	(70,333)
Net amount recognized	$(75,953)	$(76,207)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,626	$14,074
Prior service credit	(676)	(797)
Net amount recognized	$12,950	$13,277

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2015	2014	2013
Discount rate	3.74%	4.1%	3.62%
Current medical cost trend rate	7.75%	7.75%	8.0%
Ultimate medical cost trend rate (Pre-65 participants)	5.6%	5.0%	5.0%
Ultimate medical cost trend rate (Post-65 participants)	6.2%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year (Pre-65 participants)	2041	2021	2019
Medical cost trend rate decreases to ultimate in year (Post-65 participants)	2045	2021	2019